Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Trade and Other Receivables
Note 10 - Trade and Other Receivables

Composition

	December 31,
	2018	2019
	NIS millions	NIS millions
Current
Trade Receivables*
Open accounts	423	402
Checks and credit cards receivables	141	191
Accrued income	122	136
Current maturity of long-term receivables	466	413
	1,152	1,142
Other Receivables
Prepaid expenses	66	60
Others	18	9
	84	69
	1,236	1,211
Non-current
Trade receivables*	370	309
Rights of use of communications lines	342	323
Deposits and other receivables	22	20
Loan to a customer	114	120
Other	4	10
	852	782
	2,088	1,993

   * Net of allowance for doubtful debts.

The Group is exposed to credit risks and impairment losses related to trade and other receivables as disclosed in Note 23.

The Company's customer balance does not include NIS 30 million for discount transactions made with a financial institution.

Non-current trade receivables balances are in respect of equipment sold in installments (mainly 36 monthly payments) which current amount as of December 31, 2019, is calculated at a 3.3% annual discount rate (December 31, 2018 - 3.3%).